Annual Total Returns - StrategicAdvisersSmall-MidCapFund-PRO - StrategicAdvisersSmall-MidCapFund-PRO - Strategic Advisers Small-Mid Cap Fund - Strategic Advisers Small-Mid Cap Fund	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	3.99%
Annual Return 2015	(3.77%)
Annual Return 2016	15.70%
Annual Return 2017	19.28%
Annual Return 2018	(12.52%)
Annual Return 2019	27.81%
Annual Return 2020	19.30%
Annual Return 2021	22.79%
Annual Return 2022	(20.24%)
Annual Return 2023	17.93%